DIVIDENDS PAID AND PROPOSED - Non-controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends [line items]
Dividends paid to non-controlling interests	$ 45	$ 14	$ 89
Omnium Telecom Algeria S.p.A
Dividends [line items]
Dividends paid to non-controlling interests	0	0	44
VIP Kazakhstan Holding AG
Dividends [line items]
Dividends paid to non-controlling interests	30	0	27
TNS Plus LLP
Dividends [line items]
Dividends paid to non-controlling interests	15	11	8
Other
Dividends [line items]
Dividends paid to non-controlling interests	$ 0	$ 3	$ 10